Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	UNITED BANCSHARES INC /PA
Entity Central Index Key	0000944792
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,000,000

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 3,058,895	$ 2,144,390
Interest bearing deposits with banks	305,060	304,721
Federal funds sold	8,725,000	6,247,000
Cash and cash equivalents	12,088,955	8,696,111
Investment securities:
Held-to-maturity, at amortized cost (fair value of $18,162,813 and $15,242,856 at June 30, 2011 and December 31, 2010, respectively)	17,975,609	15,138,389
Available-for-sale, at fair value	1,206,370	1,338,898
Loans	41,576,588	45,612,217
Less: allowance for loan losses	(767,434)	(925,905)
Net loans	40,809,154	44,686,312
Bank premises & equipment, net	1,096,588	1,143,347
Accrued interest receivable	372,145	363,348
Other real estate owned	1,285,696	1,416,543
Core deposit intangible	402,850	491,889
Prepaid expenses and other assets	649,310	690,878
Total Assets	75,886,677	73,965,715
Liabilities & Shareholders’ Equity
Demand deposits, non-interest bearing	14,478,260	13,528,781
Demand deposits, interest bearing	14,469,720	13,802,602
Savings deposits	14,180,661	13,856,033
Time deposits, $100,000 and over	18,645,055	17,975,595
Other time deposits	7,921,036	8,047,679
Total Deposits	69,694,732	67,210,690
Accrued interest payable	64,760	56,907
Accrued expenses and other liabilities	307,998	400,702
Total Liabilities	70,067,490	67,668,299
Shareholders’ equity:
Preferred Stock, Series A, non-cumulative, 6%, $.01 par value, 500,000 shares authorized, 136,842 issued	1,368	1,368
Common stock, $.01 par value; 2,000,000 shares authorized; 876,921 shares issued and outstanding	8,769	8,769
Class B Non-voting common stock; 250,000 shares authorized; $0.01 par value; 191,667 shares issued and outstanding	1,917	1,917
Additional-paid-in-capital	14,749,852	14,749,852
Accumulated deficit	(8,985,342)	(8,508,591)
Net unrealized gain on available-for-sale securities	42,623	44,101
Total Shareholders’ equity	5,819,187	6,297,416
Total Liabilities and Shareholders Equity	$ 75,886,677	$ 73,965,715

CONSOLIDATED BALANCE SHEET PARENTHETICAL (USD $)	Jun. 30, 2011	Dec. 31, 2010
Shareholders’ equity:
Preferred stock series A par value	$ 0.01	$ 0.01
Preferred Stock Series A shares authorized	500,000	500,000
Preferred Stock Series A shares issued	136,842	136,842
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	2,000,000	2,000,000
Common stock shares outstanding	876,921	876,921
Common stock non-voting Class B par value	$ 0.01	$ 0.01
Common stock non-voting Class B shares authorized	250,000	250,000
Common stock non-voting Class B shares issued	191,667	191,667
Common stock non-voting Class B shares outstanding	$ 191,667	$ 191,667

Consolidated Statements of Operation (unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest income:
Interest and fees on loans	$ 651,709	$ 688,509	$ 1,319,991	$ 1,381,740
Interest on investment securities	156,857	156,176	310,088	272,158
Interest on federal funds sold	4,071	2,910	7,315	4,989
Interest on time deposits with other banks	172	176	346	902
Total interest income	812,809	847,771	1,637,740	1,659,789
Interest expense:
Interest on time deposits	38,750	53,130	78,543	105,638
Interest on demand deposits	19,747	19,890	37,457	39,505
Interest on savings deposits	3,471	3,584	6,891	7,319
Total interest expense	61,968	76,604	122,891	152,462
Net interest income	750,841	771,167	1,514,849	1,507,327
Provision for loan losses	40,000	377,000	70,000	407,000
Net interest income less provision for
Net interest income less provision for loan losses	710,841	394,167	1,444,849	1,100,327
Noninterest income:
Customer service fees	96,050	112,555	193,335	218,166
ATM activity fees	90,605	94,844	176,779	185,673
Loan syndication fees	80,000	50,000	80,000	80,000
Net gain on sale of other real estate	111,291	0	111,291	0
Other income	21,408	43,809	51,626	84,709
Total noninterest income	399,354	301,208	613,031	568,548
Non-interest expense
Salaries, wages, and employee benefits	415,426	441,506	845,164	870,352
Occupancy and equipment	277,524	255,225	547,669	509,240
Office operations and supplies	75,226	69,131	152,582	141,936
Marketing and public relations	35,633	9,485	58,425	12,749
Professional services	72,051	99,001	142,782	167,053
Data processing	124,413	117,117	250,430	232,893
Deposit insurance assessments	42,092	35,829	84,230	71,153
Loan and collection expense	59,200	66,424	106,722	93,730
Other noninterest expense	177,414	163,026	346,627	321,603
Total non-interest expense	1,278,979	1,256,744	2,534,631	2,420,709
Net loss	$ (168,784)	$ (561,369)	$ (476,751)	$ (751,834)
Loss per share-basic	$ (0.16)	$ (0.53)	$ (0.45)	$ (0.71)
Loss per share-diluted	$ (0.16)	$ (0.53)	$ (0.45)	$ (0.71)
Weighted average number of shares	1,065,588	1,065,588	1,065,588	1,065,588

Consolidated Statements of Cash Flows (unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities
Net loss	$ (476,751)	$ (751,834)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Provision for loan losses	70,000	407,000
Gain on sale of other real estate	111,291	0
Depreciation expense	126,135	141,898
Amortization expense	109,420	107,719
Decrease in accrued interest receivable and other assets	32,771	159,825
Decrease in accrued interest payable and other liabilites	(84,851)	(20,274)
Net cash (used in) provided by operating activities	(111,985)	44,334
Cash flows from investing activities
Purchase of investments-Held-to-Maturity	(7,623,124)	(10,846,763)
Proceeds from maturity & principal reductions of investments-Available-for-Sale	130,225	337,144
Proceeds from maturity & principal reductions of investments-Held-to-Maturity	4,785,904	6,009,940
Net decrease (increase) in loans	3,807,158	(515,447)
Purchase of premises and equipment	(79,376)	(35,148)
Net cash provided by (used in) investing activities	1,020,787	(5,050,274)
Cash flows from financing activities
Net increase in deposits	2,484,042	5,584,912
Net cash provided by financing activities	2,484,042	5,584,912
Increase in cash and cash equivalents	3,392,844	578,972
Cash and cash equivalents at beginning of period	8,696,111	6,289,844
Cash and cash equivalents at end of period	12,088,955	6,868,816
Supplemental disclosures of cash flow information
Cash paid during the period for interest	115,038	140,193
Noncash transfer of loans to other real estate owned	$ 602,100	$ 689,084

Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Significant Accounting Policies

NOTE 1. Significant Accounting Policies

United Bancshares, Inc. (the "Company") is a bank holding company registered under the Bank Holding Company Act of 1956.  The Company’s principal activity is the ownership and management of its wholly owned subsidiary, United Bank of Philadelphia (the "Bank").

During interim periods, the Company follows the accounting policies set forth in its Annual Report on Form 10-K filed with the Securities and Exchange Commission.  Readers are encouraged to refer to the Company’s Form 10-K for the fiscal year ended December 31, 2010 when reviewing this Form 10-Q.  Quarterly results reported herein are not necessarily indicative of results to be expected for other quarters.

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of normal recurring adjustments) considered necessary to present fairly the Company’s consolidated financial position as of June 30, 2011 and December 31, 2010 and the consolidated results of its operations for the three and six month periods ended June 30, 2011 and 2010, and its consolidated cash flows for the three and six month periods ended June 30, 2011 and 2010.

Management’s Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Material estimates which are particularly susceptible to significant change in the near term relate to the fair value of investment securities, the determination of the allowance for loan losses, valuation allowance for deferred tax assets and consideration of impairment of other intangible assets.

Commitments

In the general course of business, there are various outstanding commitments to extend credit, such as letters of credit and un-advanced loan commitments, which are not reflected in the accompanying financial statements. Management does not anticipate any material losses as a result of these commitments.

Contingencies

The Company is from time to time a party to routine litigation in the normal course of its business. Management does not believe that the resolution of this litigation will have a material adverse effect on the financial condition or results of operations of the Company. However, the ultimate outcome of any such litigation, as with litigation generally, is inherently uncertain and it is possible that some litigation matters may be resolved adversely to the Company.

Income Taxes

Under the liability method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities.  Deferred tax assets are subject to management’s judgment based upon available evidence that future realization is more likely than not.   For financial reporting purposes, a valuation allowance of 100% of the net deferred tax asset has been recognized to offset the net deferred tax assets related to cumulative temporary differences and tax loss carryforwards.  If management determines that the Company may be able to realize all or part of the deferred tax asset in the future, an income tax benefit may be required to increase the recorded value of the net deferred tax asset to the expected realizable amount.

When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that ultimately would be sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more-likely-than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions. Tax positions that meet the more-likely-than not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Interest and penalties associated with unrecognized tax benefits, if any, would be recognized in income tax expense in the consolidated statements of operations.

COMPREHENSIVE LOSS	6 Months Ended
Jun. 30, 2011
COMPREHENSIVE LOSS

NOTE 2.  COMPREHENSIVE LOSS

Total comprehensive loss includes net loss and other comprehensive income or loss that is comprised of unrealized gains and losses on investment securities available for sale, net of taxes.  The Company’s total comprehensive loss for the three months ended June 30, 2011 and 2010 was  $(168,981) and  $(556,253), respectively. The Company’s total comprehensive loss for the six months ended June 30, 2011 and 2010 was  $(478,229) and  $(750,144), respectively.  The difference between the Company’s net loss and total comprehensive loss for these periods relates to the change in net unrealized gains and losses on investment securities available for sale during the applicable period of time.

Net Loss Per Share	6 Months Ended
Jun. 30, 2011
Net Loss Per Share

NOTE 3. Net Loss Per Share

The calculation of net loss per share follows:

	Three Months Ended June 30, 2011	Three Months Ended June 30, 2010	Six Months Ended June 30, 2011	Six Months Ended June 30, 2010
Basic:
Net loss available to common shareholders	( $168,784)	(561,369)	( $476,751)	( $751,834)
Average common shares outstanding-basic	1,065,588	1,065,588	1,065,588	1,065,588
Net loss per share-basic	( $0.16)	( $0.53)	( $0.45)	( $0.71)
Diluted:
Average common shares-diluted	1,065,588	1,065,588	1,065,588	1,065,588
Net loss per share-diluted	( $0.16)	( $0.53)	( $0.45)	( $0.71)

The preferred stock is non cumulative and the Company is restricted from paying dividends.  Therefore, no effect of the preferred stock is included in the loss per share calculations.

New Authoritative Accounting Guidance	6 Months Ended
Jun. 30, 2011
New Authoritative Accounting Guidance

NOTE 4                                New Authoritative Accounting Guidance

In April 2011, the FASB issued Accounting Standards Update No. 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The FASB believes the guidance in this ASU will improve financial reporting by creating greater consistency in the way GAAP is applied for various types of debt restructurings.  The ASU clarifies which loan modifications constitute troubled debt restructurings. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings.  In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The amendments to FASB ASC Topic 310, Receivables, clarify the guidance on a creditor’s evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties.  For public companies, the new guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructurings occurring on or after the beginning of the fiscal year of adoption.  The Company’s adoption of this ASU on June 15, 2011 did not have a material impact on the Company’s consolidated financial position or results of operations.

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the International Accounting Standards Board (the “Boards”) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments to the Codification in ASU 2011-04 are to be applied prospectively. For public entities, the amendments are effective during interim and annual periods beginning after December 15, 2011.  The Company is evaluating the impact of ASU 2011-04 on its consolidated financial statements.

In June 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. This ASU amends the Codification to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments to the Codification in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  ASU 2011-05 should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is evaluating the impact of ASU 2011-05 on the presentation of its consolidated financial statements.

Investment Securities

The following is a summary of the Company’s investment portfolio as of June 30, 2011:

(In 000’s)	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
Available-for-sale:
Government Sponsored Enterprises residential mortgage-backed securities	$1,014	$63	$ -	$1,077
Investments in mutual funds	129	-	-	129
	$1,143	$63	-	$1,206
Held-to-maturity:
U.S. government agencies	$8,530	$83	$ (95)	$8,518
Government Sponsored Enterprises residential mortgage-backed securities	9,446	219	(19)	9,646
	$17,976	$302	( $ 114)	$18,163

The following is a summary of the Company’s investment portfolio as of December 31, 2010:

(In 000’s)
	Amortized Cost	Gross unrealized gains	Gross unrealized losses	Fair Value
Available-for-sale:
Government Sponsored Enterprises residential mortgage-backed securities	$1,144	$66	$ -	$1,210
Investments in mutual funds	129	-	-	129
	$1,273	$66	$ -	$1,339
Held-to-maturity:
U.S. government agencies	$10,402	$90	( $145)	$10,347
Government Sponsored Enterprises residential mortgage-backed securities	4,736	166	(6)	4,896
	$15,138	$256	( $151)	$15,243

The amortized cost and fair value of debt securities classified as available-for-sale and held-to-maturity, by contractual maturity, as of June 30, 2011, are as follows:

(In 000’s)	Amortized Cost	Fair Value
Available-for-Sale
Due within one year	$-	$-
Due after one year through three years	-	-
Due after three years through five years	-	-
Due five years through ten years	-	-
Due after 10 years	-	-
Government Sponsored Enterprises residential mortgage-backed securities	1,014	1,077
Total debt securities	$1,014	$1,077

Held-to-maturity
Due within one year	$-	$-
Due after one year through three years	-	-
Due after three years through five years	250	253
Due five years through ten years	7,250	$7,260
Due after 10 years	1,030	1,004
Government Sponsored Enterprises residential mortgage-backed securities	9,446	9,646
	$17,976	$18,163

Expected maturities will differ from contractual maturities because the issuers of certain debt securities have the right to call or prepay their obligations without any penalties.

The table below indicates the length of time individual securities have been in a continuous unrealized loss position at June 30, 2011:

(in 000’s)	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity:
U.S. government agencies	$4,148	$(95)	$-	$-	$4,148	$ (95)

Government Sponsored Enterprises residential mortgage-backed securities	2,310	(19)	-	-	2,310	(19)
Total	$6,458	$(114)	$-	$-	$6,458	$ (114)

The table below indicates the length of time individual securities, have been in a continuous unrealized loss position              at December 31, 2010:

(in 000’s)	Less Than 12 Months		12 Months or Greater		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Held-to-maturity:
U.S. government agencies	$5,398	$(145)	$-	$-	$5,398	$(145)
Government Sponsored Enterprises residential mortgage-backed securities	536	(6)	-	-	536	(6)
Total	$5,934	$(151)	$-	$-	$5,934	$(151)

U.S. government and agencies. Unrealized losses on the Company’s investments in direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of those investments do not permit the issuer to settle the securities at a price less than the amortized cost bases of the investments. Because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at June 30, 2011.

Government Sponsored Enterprises residential mortgage-backed securities. Unrealized losses on the Company’s investment in federal agency mortgage-backed securities may be caused by interest rate increases. The Company purchased those investments at a discount relative to their face amount, and the contractual cash flows of those investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost bases of the Company’s investments. Because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases, which may be maturity, the Company does not consider those investments to be other-than-temporarily impaired at June 30, 2011.

The Company has a process in place to identify debt securities that could potentially have a credit impairment that is other than temporary.  This process involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.  On a quarterly basis, we review all securities to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value.

Allowance for Loan Losses	6 Months Ended
Jun. 30, 2011
Allowance for Loan Losses

NOTE 5.               Allowance for Loan Losses

The Company considers that the determination of the allowance for loan losses involves a higher degree of judgment and complexity than its other significant accounting policies.   The balance in the allowance for loan losses is determined based on management’s review and evaluation of the loan portfolio in relation to past loss experience, the size and composition of the portfolio, current economic events and conditions, and other pertinent factors, including management’s assumptions as to future delinquencies, recoveries and losses.   All of these factors may be susceptible to significant change.   To the extent actual outcomes differ from management’s estimates, additional provisions for loan losses may be required that would adversely impact earnings in future periods.

The following table presents an analysis of the allowance for loan losses.

(in 000’s)			For the six months ended June 30, 2011
	Commercial and industrial	Commercial real estate	Consumer real estate	Consumer loans other	Total
Beginning balance	$ 301	$ 553	$ 52	$ 20	$ 926
Provision for possible loan losses	40	23	-	7	70

Charge-offs	(62)	(148)	-	(37)	(247)
Recoveries	1	4	3	10	18
Net charge-offs	(61)	(144)	3	(27)	(229)

Ending balance	$ 280	$ 432	$ 55	$ -	$ 767

Period-end amount allocated to:

Loans indivdually evaluated for impairment	$ 27	$ -	$ -	$ -	$ 27
Loans collectively evaluated for impairment	253	432	55	-	740
	$ 280	$ 432	$ 55	$ -	$ 767

Loans, ending balance:
Loans indivdually evaluated for impairment	$ 621	$ 1,148	$ -	$ -	$ 1,769
Loans collectively evaluated for impairment	3,053	28,740	6,010	2,005	39,808
Total	$ 3,674	$ 29,888	$ 6,010	$ 2,005	$ 41,577

			For the six months ended June 30, 2010

Allowance for credit losses
Beginning balance					$727
Charge-offs:					(309)
Recoveries:					20
Net charge-offs					(289)
Provisions for loan losses charged to expense					407
Ending balance					$845

Nonperforming and Nonaccrual and Past Due Loans

Non-accrual and Past Due Loans.  Loans are considered past due if the required principal and interest payments have not been received 30 days as of the date such payments were due.  The Bank generally places a loan on non-accrual status when interest or principal is past due 90 days or more.  If it otherwise appears doubtful that the loan will be repaid, management may place the loan on nonaccrual status before the lapse of 90 days. Interest on loans past due 90 days or more ceases to accrue except for loans that are well collateralized and in the process of collection.  When a loan is placed on nonaccrual status, previously accrued and unpaid interest is reversed out of income.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

An age analysis of past due loans, segregated by class of loans, as of June 30, 2011 follows:

(In 000’s)		Accruing
	Loans	Loans 90 or
	30-89 Days	More Days		Total Past	Current
	Past Due	Past Due	Nonaccrual	Due Loans	Loans	Total Loans
Commercial and industrial:
Commercial	$ 38	$ -	$ 502	540	$ 1,023	$ 1,563
SBA loans	50	-	18	68	186	254
Asset-based	-	-	101	101	1,756	1,857
Total Commercial and industrial	88	-	621	709	2,965	3,674

Commercial real estate:
Commercial mortgages	-	-	651	651	14,487	15,138
SBA loans	-	9	58	67	477	544
Construction	-	-	-	-	611	611
Religious organizations	-	-	439	439	13,156	13,595
Total Commercial real estate	0	9	1,148	1,157	28,731	29,888

Consumer real estate:
Home equity loans	13	-	128	141	1,616	1,757
Home equity lines of credit	39	-	-	39	547	586
1-4 family residential mortgages	58	-	260	318	3,349	3,667
Total consumer real estate	109	-	388	497	5,513	6,010

Total real estate	109	9	1,536	1,654	34,244	35,898

Consumer and other:
Consumer installment	-	1	3	4	63	67
Student loans	72	75	-	147	1,627	1,774
Other	2	-	-	2	162	164
Total consumer and other	74	76	3	153	1,852	2,005

Total loans	$ 271	$ 85	$ 2,160	$ 2,516	$ 39,061	$ 41,577

An age analysis of past due loans, segregated by class of loans, as of December 31, 2010 follows:

(In 000’s)		Accruing
	Loans	Loans 90 or
	30-89 Days	More Days		Total Past	Current
	Past Due	Past Due	Nonaccrual	Due Loans	Loans	Total Loans
Commercial and industrial:
Commercial	$ 442	$ -	$ 505	946	$ 2,187	$ 3,133
SBA loans	12	-	18	30	198	229
Asset-based	-	-		-	2,367	2,367
Total Commercial and industrial	454	-	523	977	4,753	5,729

Commercial real estate:
Commercial mortgages	125	-	1,495	1,620	14,154	15,774
SBA loans			58	58	1,253	1,311
Religious organizations	126	-	315	441	13,213	13,653
Total Commercial real estate	251	-	1,868	2,119	28,620	30,738

Consumer real estate:
Home equity loans	155	142	130	427	1,386	1,813
Home equity lines of credit	-	-	-	-	714	714
1-4 family residential mortgages	-	-	261	261	4,171	4,432
Total consumer real estate	155	142	391	688	6,271	6,959

Total real estate	406	142	2,259	2,806	34,891	37,697

Consumer and other:
Consumer installment	8	-	-	8	74	82
Student loans	87	44	-	131	1,781	1,912
Other	13	19	-	32	160	192
Total consumer and other	108	63	-	171	2,016	2,186

Total loans	$ 968	$ 205	$ 2,782	$ 3,954	$41,659	$45,612

Loan Origination/Risk Management.  The Bank has lending policies and procedures in place to maximize loan income within an acceptable level of risk.  Management reviews and approves these policies and procedures on a regular basis.  A reporting system supplements the review process by providing management with periodic reports related to loan origination, asset quality, concentrations of credit, loan delinquencies and non-performing and emerging problem loans.  Diversification in the portfolio is a means of managing risk with fluctuations in economic conditions.

Credit Quality Indicators.  For commercial loans, management uses internally assigned risk ratings as the best indicator of credit quality.  Each loan’s internal risk weighting is assigned at origination and updated at least annually and more frequently if circumstances warrant a change in risk rating.  The Bank uses a 1 through 7 loan grading system that follows regulatory accepted definitions as follows:

·         Risk ratings of “1” through “3” are used for loans that are performing and meet and are expected to continue to meet all of the terms and conditions set forth in the original loan documentation and are generally current on principal and interest payments.  Loans with these risk ratings are reflected as “Good/Excellent” and “Satisfactory” in the following table.

·         Risk ratings of “4” are assigned to “Pass/Watch” loans which may require a higher degree of regular, careful attention.  Borrowers may be exhibiting weaker balance sheets and positive but inconsistent cash flow coverage. Borrowers in this classification generally exhibit a higher level of credit risk and are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification. Loans with this rating would not normally be acceptable as new credits unless they are adequately secured and/or carry substantial guarantors. Loans with this rating are reflected as “Pass” in the following table.

·         Risk ratings of “5” are assigned to “Special Mention” loans that do not presently expose the Bank to a significant degree of risks, but have potential weaknesses/deficiencies deserving Management’s closer attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. No loss of principal or interest is envisioned.  Borrower is experiencing adverse operating trends, which potentially could impair debt, services capacity and may necessitate restructuring of credit.  Secondary sources of repayment are accessible and considered adequate to cover the Bank’s exposure. However a restructuring of the debt should result in repayment.  The asset is currently protected, but is potentially weak.  This category may include credits with inadequate loan agreements, control over the collateral or an unbalanced position in the balance sheet which has not reached a point where the liquidation is jeopardized but exceptions are considered material. These borrowers would have limited ability to obtain credit elsewhere.

·         Risk ratings of “6” are assigned to ‘Substandard” loans which are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets must have a well-defined weakness. They are characterized by the distinct possibility that some loss is possible if the deficiencies are not corrected. The borrower’s recent performance indicated an inability to repay the debt, even if restructured. Primary source of repayment is gone or severely impaired and the Bank may have to rely upon the secondary source. Secondary sources of repayment (e.g., guarantors and collateral) should be adequate for a full recovery. Flaws in documentation may leave the bank in a subordinated or unsecured position when the collateral is needed for the repayment.

·         Risk ratings of “7” are assigned to “Doubtful” loans which have all the weaknesses inherent in those classified “Substandard” with the added characteristic that the weakness makes the collection or liquidation in full, on the basis of current existing facts, conditions, and values, highly questionable and improbable.  The borrower’s recent performance indicates an inability to repay the debt.  Recovery from secondary sources is uncertain.  The possibility of a loss is extremely high, but because of certain important and reasonably- specific pending factors, its classification as a loss is deferred.

·         Risk rating of “8” are assigned to “Loss” loans which are considered non-collectible and do not warrant classification as active assets.  They are recommended for charge-off if attempts to recover will be long term in nature.  This classification does not mean that an asset has no recovery or salvage value, but rather, that it is not practical or desirable to defer writing off the loss, although a future recovery may be possible.  Loss should always be taken in the period in which they surface and are identified as non-collectible as a result there is no tabular presentation.

For consumer and residential mortgage loans, management uses performing versus nonperforming as the best indicator of credit quality.  Nonperforming loans consist of loans that are not accruing interest (nonaccrual loans) as a result of principal or interest being in default for a period of 90 days or more or when the ability to collect principal and interest according to contractual terms is in doubt.  These credit quality indicators are updated on an ongoing basis.  A loan is placed on nonaccrual status as soon as management believes there is doubt as to the ultimate ability to collect interest on a loan, but no later than 90 days past due.

The tables below detail the Bank’s loans by class according to their credit quality indictors discussed above.

(In 000’s)			June 30,2011
	Good/Excellent	Satisfactory	Pass	Special Mention	Subtandard	Total

Commercial and industrial:
Commercial	$ 379	$ 575	$ 69	$ 38	$ 502	$ 1,564
SBA loans	-	130	56	-	68	254
Asset-based	-	1,686	70	-	101	1,857
	379	2,392	195	38	671	3,674
Commercial real estate:
Commercial mortgages	-	13,575	801	-	762	15,139
SBA Loans		477	-	-	67	544
Construction	-	611	-	-	-	611
Religious organizations	-	9,815	2,981	360	439	13,595
	-	24,478	3,783	360	1,267	29,888

Total commercial loans	$ 379	$ 26,870	$ 3,977	$ 398	$ 1,938	$ 33,563

		June 30,2011
	Residential Mortgage & Consumer Loans- Performing/Nonperforming
	Performing	Nonperforming	Total

Consumer Real Estate:
Home equity	$ 1,629	$ 128	$ 1,757
Home equity line of credit	586	-	586
1-4 family residential mortgages	3,407	260	3,667
	5,622	388	6,010

Consumer Other:
Consumer Installment	64	3	67
Student loans	1,774	-	1,774
Other	164	-	164
	2,002	3	2,005

Total consumer loans	$ 7,624	$ 391	$ 8,015

Total loans				$ 41,577

(In 000’s)			December 31, 2010
	Good/Excellent	Satisfactory	Pass	Special Mention	Subtandard	Total

Commercial and industrial:
Commercial	$ 379	$ 2,079	$ 72	$ 98	$ 505	$ 3,133
SBA loans	-	90	71	-	68	229
Asset-based	-	2,083	184	101	-	2,368
	379	4,252	327	199	573	5,730
Commercial real estate:
Commercial mortgages	-	13,902	264	-	1,608	15,774
SBA Loans		1,241	-	-	70	1,311
Religious organizations	-	9,920	2,932	360	441	13,653
	-	25,063	3,196	360	2,119	30,738

Total commercial loans	$ 379	$ 29,315	$ 3,523	$ 559	$ 2,692	$ 36,468

		December 31, 2010
	Residential Mortgage & Consumer Loans- Performing/Nonperforming
	Performing	Nonperforming	Total

Consumer Real Estate:
Home equity	$ 1,683	$ 130	$ 1,813
Home equity line of credit	714	-	714
1-4 family residential mortgages	4,171	261	4,432
	6,568	391	6,959

Consumer Other:
Consumer Installment	81	-	81
Student loans	1,912	-	1,912
Other	192	-	192
	2,185	-	2,185

Total consumer loans	$ 8,753	$ 391	$ 9,144

Total loans				$ 45,612

Impaired Loans. The Bank identifies a loan as impaired when it is probable that interest and principal will not be collected according to the contractual terms of the loan agreement. The Bank recognizes interest income on impaired loans under the cash basis when the collateral on the loan is sufficient to cover the outstanding obligation to the Bank.   If these factors do not exist, the Bank will record interest payments on the cost recovery basis.

In accordance with guidance provided by ASC 310-10, “Accounting by Creditors for Impairment of a Loan”, management employs one of three methods to determine and measure impairment: the Present Value of Future Cash Flow Method; the Fair Value of Collateral Method; and the Observable Market Price of a Loan Method.  To perform an impairment analysis, the Company reviews a loan’s internally assigned grade, its outstanding balance, guarantors, collateral, strategy, and a current report of the action being implemented. Based on the nature of the specific loans, one of the impairment methods is chosen for the respective loan and any impairment is determined, based on criteria established in ASC 310-10.

Impaired loans as of June 30, 2011 are set forth in the following table.

(In 000’s)	Unpaid	Recorded	Recorded
	Contractual	Investment	Investment	Total		Average	Interest recognized
	Principal	With No	With	Recorded	Related	Recorded	on impaired
	Balance	Allowance	Allowance	Investment	Allowance	Investment	loans

Commercial and industrial:
Commercial	$ 502	$ 475	$ 27	$ 502	$ 27	$ 471	$ -
SBA loans	18	18	-	18	-	18	-
Asset-based	101	101		101		17	-
Total Commercial and industrial	621	594	27	621	27	506	-

Commercial real estate:
Commercial mortgages	651	651	-	651	-	946	-
SBA Loans	58	58	-	58	-	58	-
Religious Organizations	439	439	-	439	-	440	3
Total Commercial real estate	1,148	1,148	-	1,148	-	1,444	3

Total Loans	$ 1,769	$ 1,742	$ 27	$ 1,769	$ 27	$ 1,951	$ 3

Impaired loans as of December 31, 2010 are set forth in the following table.

	Unpaid	Recorded		Recorded
	Contractual	Investment		Investment		Total		Average	Interst Collected
	Principal	With No		With		Recorded	Related	Recorded	on impaired
	Balance	Allowance		Allowance		Investment	Allowance	Investment	loans

Commercial and industrial:
Commercial	$ 505	$ 422		$ 83	#	$ 505	$ 83	$ 73	$ 21
SBA loans	21	18		-		$ 18	-	20	-
Asset-based	-	-		-		-	-	20	-
Total Commercial and industrial	526	440		83		523	83	113	21

Commercial real estate:
Commercial mortgages	1,412	577		835		1,412	156	1,700	25
SBA Loans	150	140		-		140	-	289	-
Construction	-	-		-		-	-	338	-
Religious Organizations	441	441		-		441	-	312	17
Total Commercial real estate	2,003	1,158		835		1,993	156	2,639	42

Total Loans	$ 2,529	$ 1,599	#	$ 918		$ 2,516	$ 238	$ 2,752	$ 63

Troubled debt restructurings (“TDRs”).  TDRs occur when a creditor, for economic or legal reasons related to a debtor’s financial condition, grants a concession to the debtor that it would not otherwise consider, such as a below market interest rate, extending the maturity of a loan, or a combination of both. The Company had no troubled debt restructurings at June 30, 2011 and December 31, 2010.

Fair Value	6 Months Ended
Jun. 30, 2011
Fair Value

NOTE 6.                 Fair Value

Fair Value Measurement

The Company uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. In accordance with the Fair Value Measurements and Disclosures topic of ASC 820, the fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.

The fair value guidance in FASB ASC 820 provides a consistent definition of fair value, which focuses on exit price in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. If there has been a significant decrease in the volume and level of activity for the asset or liability, a change in valuation technique or the use of multiple valuation techniques may be appropriate. In such instances, determining the price at which willing market participants would transact at the measurement date under current market conditions depends on the facts and circumstances and requires the use of significant judgment. The fair value is a reasonable point within the range that is most representative of fair value under current market conditions. In accordance with this guidance, the Company groups its assets and liabilities carried at fair value in three levels as follows:

Level 1

·         Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2

·         Quoted prices for similar assets or liabilities in active markets.

·         Quoted prices for identical or similar assets or liabilities in markets that are not active.

·         Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (e.g., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”

Level 3 Inputs

·         Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.

·         These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument’s categorization within the valuation hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Fair Value on a Recurring Basis

Securities Available for Sale (“AFS”):  Where quoted prices are available in an active market, securities would be classified within Level 1 of the valuation hierarchy. Level 1 securities include highly liquid government bonds and mutual funds. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow models. Level 2 securities include U.S. agency securities and mortgage backed agency securities.  In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Assets on the consolidated statements of condition measured at fair value on a recurring basis are summarized below.

(in 000’s)		Fair Value Measurements at Reporting Date Using:
	Assets Measured at Fair Value at June 30, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment securities available-for-sale: Government Sponsored Enterprises residential mortgage-backed securities Mutual Funds Total	$1,077 129 $1,206	$ - 129 $129	$1,077 - $1,077	$ - __- $ -

(in 000’s)		Fair Value Measurements at Reporting Date Using:
	Assets Measured at Fair Value at December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investment securities available-for-sale: Government Sponsored Enterprises residential mortgage-backed securities Mutual Funds Total	$1,210 129 $1,339	$- 129 $129	$1,210 - $1,210	$ - __- $ -

As of June 30, 2011, the fair value of the Bank’s AFS securities portfolio was approximately  $1,206,000.  Over 90% of the portfolio consisted of residential mortgage-backed securities, which had a fair value of  $1,077,000 at June 30, 2011.  All the residential mortgage-backed securities were issued or guaranteed by the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”).  The underlying loans for these securities are residential mortgages that are geographically dispersed throughout the United States.  The majority of the AFS securities were classified as level 2 assets at June 30, 2011.  The valuation of AFS securities using Level 2 inputs was primarily determined using the market approach, which uses quoted prices for similar instruments and all relevant information.  There were no transfers between Level 1 and Level 2 assets during the period ended June 30, 2011 and year ended December 31, 2010.

Fair Value on a Nonrecurring Basis

Certain assets and liabilities are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  The following table presents the assets carried on the consolidated statements of condition by level within the hierarchy as of June 30, 2011 and December 31, 2010, for which a nonrecurring change in fair value has been recorded during the six months ended June 30, 2011 and year ended December 31, 2010.

 Carrying Value at June 30, 2011:

(in 000’s)	Total	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total fair value gain (loss) during 6 months ended June 30, 2011
Impaired Loans Other real estate owned (“OREO”)	$- -	- -	- -	$- -	$(27) -

Carrying Value at December 31, 2010:

(in 000’s)	Total	Quoted Prices in Active markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total fair value gain (loss) during 12 months ended December 31, 2010
Impaired Loans Other real estate owned (“OREO”)	$679 1,417	- -	- -	$679 1,417	$(238) -

Fair value of impaired loans is determined by the fair value of the collateral if the loan is collateral dependent.  Collateral values for loans and OREO are determined by appraisal, which may be discounted based upon management’s review and changes in market conditions.  The valuation allowance for impaired loans is included in the allowance for loan losses in the consolidated statements of condition.   The valuation allowance for impaired loans at June 30, 2011 was approximately  $27,000.  The valuation allowance for impaired loans at December 31, 2010 was approximately  $238,000.  The reduction during the six months ended June 30, 2011 was the result of the charge-off of loans for which there was a valuation allowance.

The fair value of OREO was determined using appraisals, which may be discounted based on management’s review, changes in market conditions and other liquidation cost.

Fair Value of Financial Instruments

FASB ASC Topic 825 requires disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      Cash and cash equivalents: The carrying amounts reported in the statement of condition for cash and cash equivalents approximate those assets’ fair values.

      Investment securities: Fair values for investment securities available-for-sale are as described above.  Investment securities held to maturity are based on quoted market prices, where available.  If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments.  The carrying amount of accrued interest receivable approximates fair value.

Loans (other than impaired loans): The fair value of loans was estimated using a discounted cash flow analysis, which considered estimated prepayments, amortizations, and non performance risk.  Prepayments and discount rates were based on current marketplace estimates and pricing.  Residential mortgage loans were discounted at the current effective yield, including fees, of conventional loans, adjusted for their maturities with a spread to the Treasury yield curve.  The carrying amount of accrued interest receivable approximates fair value.

Deposit liabilities: The fair values disclosed for demand deposits (e.g., interest and noninterest checking, passbook savings, and certain types of money market accounts) are equal to the amounts payable on demand at the reporting date (e.g., their carrying amounts).  The carrying amounts for variable-rate, fixed-term money market accounts and certificates of deposit approximate the fair values at the reporting date.  Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation.  The Treasury Yield Curve was utilized for discounting cash flows as it approximates the average marketplace certificate of deposit rates across the relevant maturity spectrum.

Accrued interest payable:  The carrying amounts of accrued interest payable approximate fair value.

Commitments to extend credit: The carrying amounts for commitments to extend credit approximate fair value as such commitments are not substantially different from the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparts.  The carrying amount of accrued interest payable approximates fair market value.

The fair value of assets and liabilities are depicted below:

                                                                                                                        June 30, 2011                                                 December 31, 2010

(in 000’s)	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
(Dollars in thousands)
Assets:
Cash and cash equivalents	$12,088	$12,088	$8,696	$8,696
Investment securities	19,182	19,369	16,477	16,582
Loans, net of allowance for loan losses	40,809	40,998	44,686	44,698
Accrued interest receivable	372	372	363	363
Liabilities:
Demand deposits	28,548	28,548	27,331	27,331
Savings deposits	14,181	14,181	13,856	13,856
Time deposits	26,566	26,607	26,023	26,023
Accrued interest payable	65	65	57	57

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